ASSETS HELD FOR SALE - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Liabilities related to assets held for sale	$ 1,497	$ 0
Impairment of long lived assets to be disposed of	$ 1,147